Note 14 - Stock Options (Detail) - Stock Options Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of year	0	0	5,146
Outstanding at beginning of year (in Dollars per share)	$ 0	$ 0	$ 9.66
Expired	0	0	(5,146)
Expired (in Dollars per share)	$ 0	$ 0	$ 9.66
Outstanding and exercisable at end of year	0	0	0
Outstanding and exercisable at end of year (in Dollars per share)	$ 0	$ 0	$ 0